Supplement dated August 23, 2019
to the
Prospectus and Statement of Additional Information (“SAI”) dated September 28, 2018, as supplemented August 16, 2019
for M.D. Sass Equity Income Plus Fund and
M.D. Sass Short Term U.S. Government Agency Income Fund (the “Funds”),
Each a series of Trust for Professional Managers

This supplement makes the following amendments to disclosures in the Funds’ Prospectus and SAI dated September 28, 2018.

The Funds’ website, www.mdsassfunds.com, will be closed at the end of the business day on August 30, 2019.

Accordingly, all references in the Prospectus and SAI to the Fund’s website and the website’s URL, www.mdsassfunds.com, are hereby removed.

Please retain this supplement with your Prospectus and SAI

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